UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

       Copeland Trust

(Exact name of registrant as specified in charter)

       Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 2/28/14

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares	Security	Market Value

	COMMON STOCK - 99.37%
	AEROSPACE / DEFENSE - 1.95%
65,715	Lockheed Martin Corp.	$ 10,665,544

	BANKS - 2.32%
199,902	Bank of the Ozarks, Inc.	12,677,785

	CHEMICALS - 10.73%
105,685	Airgas, Inc.	11,392,843
154,233	Albemarle Corp.	10,177,836
115,696	Ecolab, Inc.	12,466,245
98,381	Monsanto Co.	10,823,878
37,067	NewMarket Corp.	13,702,558
		58,563,360
	COMMERCIAL SERVICES - 1.56%
100,862	Chemed Corp.	8,532,925

	COMPUTERS - 4.27%
141,301	Accenture PLC - Cl. A	11,777,438
198,456	Jack Henry & Associates, Inc.	11,536,247
		23,313,685
	DISTRIBUTION / WHOLESALE - 1.96%
41,968	WW Grainger, Inc.	10,702,679

	DIVERSIFIED FINANCIAL SERVICES - 7.66%
96,506	Ameriprise Financial, Inc.	10,518,189
191,688	Lazard Ltd. - Cl. A	8,624,043
112,981	T Rowe Price Group, Inc.	9,170,668
59,847	Visa, Inc. - Cl. A	13,521,831
		41,834,731
	ELECTRIC - 1.62%
201,310	Wisconsin Energy Corp.	8,849,587

	HEALTHCARE PRODUCTS - 3.57%
135,624	Baxter International, Inc.	9,425,868
140,130	Covidien PLC	10,082,354
		19,508,222
	HOUSEHOLD PRODUCTS / WARES - 2.02%
162,095	Church & Dwight Co., Inc.	11,019,218

	INSURANCE - 1.90%
274,672	Amtrust Financial Services, Inc.	10,382,602

	LEISURE TIME - 2.36%
96,051	Polaris Industries, Inc.	12,873,715

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares	Security	Market Value

	MACHINERY-CONSTRUCTION & MINING - 1.59%
89,572	Caterpillar, Inc.	$ 8,685,797

	MACHINERY-DIVERSIFIED - 3.70%
75,837	Cummins, Inc.	11,066,135
124,843	Nordson Corp.	9,133,514
		20,199,649
	MEDIA - 2.18%
238,945	Comcast Corp.	11,922,161

	OIL & GAS - 6.77%
159,967	Helmerich & Payne, Inc.	15,796,742
138,383	Phillips 66	10,359,352
327,020	Suncor Energy, Inc.	10,804,741
		36,960,835
	OIL & GAS SERVICES - 4.76%
60,027	CARBO Ceramics, Inc.	7,446,349
37,439	Core Laboratories NV	7,040,404
149,218	National Oilwell Varco, Inc.	11,495,755
		25,982,508
	PHARMACEUTICALS - 7.69%
241,397	Abbott Laboratories	9,602,773
192,825	Cardinal Health, Inc.	13,792,772
78,861	Mead Johnson Nutrition Co. - Cl. A.	6,431,114
255,562	Novo Nordisk A/S - ADR	12,146,862
		41,973,521
	PIPELINES - 9.08%
197,103	Enbridge, Inc.	8,335,486
179,981	Genesis Energy LP	9,898,955
234,210	Kinder Morgan, Inc.	7,459,588
199,306	ONEOK, Inc.	11,786,957
146,135	Sunoco Logistics Partners LP	12,091,210
		49,572,196
	REITS - 1.57%
268,786	Omega Healthcare Investors, Inc.	8,590,400

	RETAIL - 14.03%
249,448	Brinker International, Inc.	13,719,640
159,535	Casey's General Stores, Inc.	10,926,552
92,624	Costco Wholesale Corp.	10,818,483
177,533	CVS Caremark Corp.	12,984,764
81,143	Nu Skin Enterprises, Inc.	6,777,063
157,483	PetSmart, Inc.	10,560,810
175,586	TJX Cos, Inc.	10,791,516
		76,578,828

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares	Security	Market Value

	SEMICONDUCTORS - 4.15%
165,407	QUALCOMM, Inc.	$ 12,453,493
195,214	Xlink, Inc.	10,190,171
		22,643,664
	TRANSPORTATION - 1.93%
57,724	Union Pacific Corp.	10,412,255

	TOTAL COMMON STOCK	542,445,867
	(Cost - $424,665,189)

	SHORT-TERM INVESTMENT - 0.58%
3,148,805	Fifth Third US Treasury Money Market Fund, 0.01% +	3,148,805
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,148,805)

	TOTAL INVESTMENTS - 99.95%
	(Cost - $427,515,318) (a)	$ 545,594,672
	OTHER ASSETS LESS LIABILITIES - 0.05%	268,542
	NET ASSETS - 100.00%	$ 545,863,214

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2014. ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $426,259,084 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 124,035,609
	Unrealized depreciation:	(4,700,021)
	Net unrealized appreciation:	$ 119,335,588

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014
Shares	Security	Market Value

	COMMON STOCK - 92.67%
	AEROSPACE / DEFENSE - 2.38%
75,060	Cobham PLC	$ 374,760

	AGRICULTURE - 2.24%
11,111	Japan Tobacco, Inc.	352,877

	AIRLINES - 1.93%
2,238	Copa Holdings SA - Cl. A	303,159

	APPAREL - 2.15%
6,610	Gildian Activewear, Inc.	338,795

	BANKS - 2.34%
7,054	Svenska Handelsbanken AB	368,543

	BEVERAGES - 2.21%
7,393	Coca- Cola Enterprises, Inc.	348,062

	BUILDING MATERIALS - 2.19%
4,188	HeidelbergCement AG	344,760

	CHEMICALS - 2.75%
10,153	Croda International PLC	431,779

	COMMERCIAL SERVICES - 5.63%
15,874	Babcock International Group PLC	390,714
25,911	Capita PLC	494,312
		885,026
	COMPUTERS - 2.21%
4,173	Croda International PLC	347,820

	DIVERSIFIED FINANCIAL SERVICES - 3.95%
47,686	Aberdeen Asset Management PLC	311,181
29,204	IG Group Holdings PLC	309,323
		620,504
	ENGINEERING & CONSTRUCTION - 1.86%
44,804	Cheung Kong Infrastructure Holdings Ltd.	292,330

	ENTERTAINMENT - 2.15%
4,046	Paddy Power PLC	337,996

	FOOD - 1.93%
5,915	Viscofan SA	303,937

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares	Security	Market Value

	HEALTHCARE PRODUCTS - 8.06%
5,113	Coloplast A/S	$ 430,719
5,837	Covidien PLC	419,972
26,238	Smith & Nephew PLC	417,579
		1,268,270
	HOLDING COMPANIES-DIVERSIFIED - 2.47%
6,670	Jardine Matheson Holdings Ltd.	388,068

	HOUSEHOLD PRODUCTS / WARES - 2.18%
4,159	Reckitt Benckiser Group PLC	342,220

	INSURANCE - 2.15%
3,447	ACE Ltd.	337,358

	INTERNET - 2.34%
58,121	Yahoo Japan Corp.	367,465

	LODGING - 2.66%
5,574	Whitbread PLC	418,421

	OIL & GAS - 4.32%
9,387	Canadian Natural Resources Ltd.	343,410
10,186	Suncor Energy, Inc.	336,498
		679,908
	OIL & GAS SERVICES - 2.00%
16,770	AMEC PLC	314,808

	PHARMACEUTICALS - 5.27%
8,269	Novo Nordisk A/S	393,754
8,717	Teva Pharmaceutical Industries Ltd. - ADR	434,891
		828,645
	PIPELINES - 2.01%
7,484	Enbridge, Inc.	316,225

	RETAIL - 7.40%
4,196	Cosmos Pharmaceutical Corp.	506,043
2,804	Inditex SA	402,872
18,875	USS Co. Ltd.	254,351
		1,163,266
	TELECOMMUNICATIONS - 11.55%
66,018	BT Group PLC	454,153
18,122	GN Store Nord A/S	447,104
15,100	Telenor ASA	333,399
8,724	TELUS Corp.	308,995
2,039	Verizon Communications, Inc.	96,457

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014
Shares	Security	Market Value

	TELECOMMUNICATIONS (Continued) - 11.55%
42,278	Vodafone Group PLC	$ 176,217
		1,816,325
	TRANSPORTATION - 4.34%
5,998	Canadian National Railway Co.	338,782
10,762	DSV A/S	344,765
		683,547

	TOTAL COMMON STOCK	14,574,874
	(Cost - $13,587,932)

	SHORT-TERM INVESTMENT - 6.94%
1,090,850	Federated Treasury Obligations Fund, 0.04% +	1,090,850
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,090,850)

	TOTAL INVESTMENTS - 99.61%
	(Cost - $14,678,782) (a)	$ 15,665,724
	OTHER ASSETS LESS LIABILITIES - 0.39%	61,148
	NET ASSETS - 100.00%	$ 15,726,872

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2014. ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,680,289 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 1,201,641
	Unrealized depreciation:	(216,206)
	Net unrealized depreciation:	$ 985,435

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 17, 2012 Copeland International Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 542,445,867	$ -	$ -	$ 542,445,867
Short-Term Investment	$ 3,148,805	-	-	$ 3,148,805
Total	$ 545,594,672	$ -	$ -	$ 545,594,672

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 2,427,224	$ 12,147,650	$ -	$ 14,574,874
Short-Term Investment	$ 1,090,850	-	-	$ 1,090,850
Total	$ 3,518,074	$ 12,147,650	$ -	$ 15,665,724

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date      4/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

4/16/14

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

4/16/14